OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other reserves comprise:
Merger reserve	£ 7,766
Capital redemption reserve	4,273
Cash flow hedging reserve	1,051
Foreign currency translation reserve	(164)
At 31 December	13,210
Previously stated [member]
Other reserves comprise:
Merger reserve		£ 7,766	£ 7,766
Capital redemption reserve		4,115	4,115
Revaluation reserve in respect of available-for-sale financial assets		685	759
Cash flow hedging reserve		1,405	2,136
Foreign currency translation reserve		(156)	(124)
At 31 December		£ 13,815	£ 14,652
Debt Securities [Member]
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	279
Equity Securities [Member]
Other reserves comprise:
Revaluation reserve held at fair value through other comprehensive income	£ 5